Investments in Unconsolidated Businesses - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Dividends and repatriations of foreign earnings received	$ 0	$ 400,000,000	$ 500,000,000
Goodwill	24,634,000,000	24,139,000,000	23,357,000,000
Vodafone Omnitel N.V.
Schedule of Equity Method Investments [Line Items]
Goodwill	$ 1,100,000,000	$ 1,000,000,000